Schedule of investments
Delaware Ivy ProShares MSCI ACWI Index Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 99.09%Δ
Australia − 2.24%
Aristocrat Leisure	492	$ 11,676
Australia & New Zealand Banking Group	1,026	15,602
BHP Group	1,861	52,988
Brambles	1,435	10,608
Commonwealth Bank of Australia	526	32,814
CSL	182	33,801
Dexus	2,158	13,227
Endeavour Group	1,121	5,857
Glencore	4,000	21,673
Goodman Group	986	12,142
Mirvac Group	9,070	12,365
National Australia Bank	1,243	23,500
Newcrest Mining	885	12,761
Rio Tinto	217	15,383
Rio Tinto (London Stock Exchange)	394	23,580
Scentre Group	7,157	12,795
Sonic Healthcare	487	11,096
Transurban Group	1,615	16,030
Wesfarmers	520	15,043
Westpac Banking	1,578	21,240
Woodside Energy Group †	1,166	25,626
Woolworths Group	566	13,908
		413,715
Austria − 0.02%
Erste Group Bank	131	3,322
		3,322
Belgium − 0.16%
Anheuser-Busch InBev	236	12,702
KBC Group	190	10,660
UCB	80	6,761
		30,123
Brazil − 0.40%
B3 - Brasil Bolsa Balcao	1,956	4,115
Hapvida Participacoes e Investimentos S #	2,742	2,861
Hypera	699	5,085
MercadoLibre †	18	11,464
Petroleo Brasileiro	1,704	9,950
Vale	2,005	29,354
Wheaton Precious Metals	294	10,593
		73,422
Canada − 3.33%
Agnico Eagle Mines	232	10,620
Algonquin Power & Utilities *	1,284	17,257
Alimentation Couche-Tard	345	13,457
Bank of Montreal	217	20,867
	Number of shares	Value (US $)
Common StocksΔ (continued)
Canada (continued)
Bank of Nova Scotia *	415	$ 24,561
Barrick Gold	949	16,780
Brookfield Asset Management Class A	461	20,507
Canadian Imperial Bank of Commerce	326	15,831
Canadian National Railway	244	27,446
Canadian Natural Resources	401	21,548
Canadian Pacific Railway *	330	23,050
CCL Industries Class B	72	3,403
Cenovus Energy	713	13,565
CGI †	130	10,356
Constellation Software	10	14,845
Enbridge	618	26,099
Fortis	277	13,095
Franco-Nevada	101	13,286
Gildan Activewear	182	5,239
Intact Financial	67	9,450
Magna International	124	6,809
Manulife Financial	1,315	22,802
Metro	209	11,218
National Bank of Canada	139	9,122
Nutrien	224	17,839
Onex	91	4,532
Open Text	266	10,062
Pembina Pipeline	396	13,998
RioCan Real Estate Investment Trust	646	10,047
Rogers Communications Class B	447	21,419
Royal Bank of Canada	441	42,702
Shaw Communications Class B	316	9,312
Shopify Class A †	390	12,186
Sun Life Financial *	301	13,792
Suncor Energy	639	22,419
TC Energy *	424	21,964
Thomson Reuters	55	5,734
Toronto-Dominion Bank	484	31,739
WSP Global *	50	5,653
		614,611
China/Hong Kong − 4.93%
AIA Group	4,338	47,019
Airtac International Group	117	3,900
Alibaba Group Holding †	4,725	67,381
Anhui Conch Cement Class H	1,242	5,382
ANTA Sports Products	835	10,258
Baidu Class A †	118	2,233
Bank of China Class H	38,179	15,229
BeiGene ADR *, †	55	8,902
BYD Class H	432	17,287
NQ-IV922 [6/22] 8/22 (2352523)    1

Schedule of investments
Delaware Ivy ProShares MSCI ACWI Index Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
China Cinda Asset Management Class H	75,175	$ 11,784
China Construction Bank Class H	36,725	24,665
China Hongqiao Group *	3,464	3,916
China Life Insurance Class H	12,315	21,438
China Longyuan Power Group Class H	1,501	2,900
China Mengniu Dairy	2,597	12,957
China Merchants Bank Class H	2,267	15,168
China National Building Material Class H	4,096	4,374
China Petroleum & Chemical Class H	22,094	9,939
China Resources Land	2,594	12,099
China Shenhua Energy Class H	2,047	5,870
CITIC Securities Class H	5,468	12,223
CK Asset Holdings	1,893	13,389
CLP Holdings	1,174	9,740
COSCO SHIPPING Holdings Class H	2,705	3,778
Country Garden Services Holdings	1,302	5,799
ENN Energy Holdings	485	7,967
Geely Automobile Holdings	3,751	8,528
Great Wall Motor Class H	3,352	6,895
HKT Trust & HKT	4,087	5,490
Hong Kong & China Gas	8,957	9,646
Hong Kong Exchanges & Clearing	513	25,235
Huatai Securities Class H 144A #	9,296	13,790
Industrial & Commercial Bank of China Class H	25,036	14,868
Jardine Matheson Holdings	274	14,401
JD.com Class A	670	21,585
Kingdee International Software Group †	1,993	4,673
Li Auto ADR †	332	12,719
Li Ning	1,452	13,453
Link REIT	1,702	13,882
Longfor Group Holdings #	970	4,580
Meituan Class B 144A #, †	1,452	35,935
NetEase	763	14,012
Nine Dragons Paper Holdings Ltd.	4,538	3,840
NIO ADR *, †	657	14,270
NXP Semiconductors	118	17,467
Pinduoduo ADR †	229	14,152
Ping An Insurance Group Co. of China Class H	3,481	23,667
Power Assets Holdings	794	4,994
Prosus	334	21,869
Prudential	1,038	12,838
	Number of shares	Value (US $)
Common StocksΔ (continued)
China/Hong Kong (continued)
Shenzhou International Group Holdings	703	$ 8,516
SITC International Holdings	1,096	3,101
Sun Hung Kai Properties	1,241	14,661
Sunny Optical Technology Group	484	7,889
Techtronic Industries	1,043	10,880
Tencent Holdings	1,876	84,729
Tencent Music Entertainment Group ADR †	790	3,966
Trip.com Group ADR †	220	6,039
Weibo ADR †	170	3,932
Wilmar International	1,612	4,688
WuXi AppTec Class H 144A #	522	6,952
Wuxi Biologics Cayman 144A #, †	1,993	18,236
Xinyi Glass Holdings	1,593	3,821
Xinyi Solar Holdings	2,690	4,155
XPeng ADR *, †	266	8,443
Yankuang Energy Group Class H	1,165	3,652
Yum China Holdings	237	11,494
Zijin Mining Group Class H	4,181	5,120
ZTO Express Cayman ADR	394	10,815
		909,475
Denmark − 0.83%
AP Moller - Maersk Class B	2	4,665
Carlsberg Class B	78	9,934
Coloplast Class B	79	8,998
DSV	99	13,826
Genmab †	50	16,181
Novo Nordisk Class B	545	60,447
Novozymes Class B	179	10,744
Orsted 144A #	117	12,230
Pandora	76	4,781
Vestas Wind Systems	540	11,405
		153,211
Egypt − 0.05%
Commercial International Bank Egypt ADR	5,534	8,910
		8,910
Finland − 0.43%
Kesko Class B *	272	6,416
Kone Class B	222	10,553
Neste	243	10,757
Nokia	2,401	11,170
Nordea Bank	1,185	10,425
Sampo Class A	424	18,449
UPM-Kymmene	384	11,674
		79,444

2    NQ-IV922 [6/22] 8/22 (2352523)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
France − 2.54%
Air Liquide	212	$ 28,464
Airbus	217	21,024
AXA	642	14,572
BNP Paribas	414	19,682
Capgemini	75	12,847
Carrefour	401	7,096
Cie de Saint-Gobain	273	11,714
Credit Agricole	564	5,160
Danone	279	15,572
Dassault Systemes	373	13,726
EssilorLuxottica *	87	13,028
Hermes International	12	13,418
Kering	27	13,867
Legrand	209	15,432
L'Oreal	78	26,917
LVMH Moet Hennessy Louis Vuitton	76	46,329
Orange	1,298	15,262
Pernod Ricard	112	20,575
Publicis Groupe	216	10,562
Safran	172	16,981
Sanofi	385	38,869
Sartorius Stedim Biotech	19	5,959
Societe Generale	432	9,457
Teleperformance	41	12,602
TotalEnergies *	669	35,313
Veolia Environnement	434	10,593
Vinci	140	12,465
		467,486
Germany − 1.68%
adidas AG	75	13,264
Allianz	118	22,521
BASF	349	15,187
Bayer	372	22,112
Bayerische Motoren Werke	210	16,166
Daimler	354	20,485
Daimler Truck Holding †	238	6,213
Deutsche Boerse	87	14,551
Deutsche Post	360	13,483
Deutsche Telekom	1,267	25,156
E.ON	997	8,367
Infineon Technologies	515	12,461
Merck	64	10,798
Muenchener Rueckversicherungs-Gesellschaft	57	13,392
RWE	332	12,205
SAP	295	26,874
Siemens	211	21,468
Siemens Healthineers 144A #	142	7,216
	Number of shares	Value (US $)
Common StocksΔ (continued)
Germany (continued)
Symrise	127	$ 13,821
Vonovia	307	9,459
Zalando 144A #, †	153	4,002
		309,201
Greece − 0.07%
Hellenic Telecommunications Organization ADR	1,401	12,735
		12,735
India − 1.08%
Dr Reddy's Laboratories ADR	401	22,211
ICICI Bank ADR	1,818	32,251
Infosys ADR	1,901	35,188
Larsen & Toubro GDR	1,489	29,333
Reliance Industries GDR 144A #, †	692	45,015
Tata Motors ADR *, †	678	17,540
Wipro ADR	3,177	16,870
		198,408
Indonesia − 0.31%
Adaro Energy Indonesia	16,818	3,228
Astra International	20,503	9,118
Bank Central Asia	33,411	16,260
Bank Mandiri Persero	16,837	8,957
Bank Rakyat Indonesia Persero	42,563	11,857
Merdeka Copper Gold Tbk Pte †	11,625	3,113
Telkom Indonesia Persero	14,003	3,760
		56,293
Ireland − 0.12%
Flutter Entertainment †	93	9,403
Kerry Group Class A	134	12,826
		22,229
Israel − 0.05%
Nice ADR †	50	9,623
		9,623
Italy − 0.49%
Assicurazioni Generali	584	9,318
Enel	2,505	13,703
Eni	1,186	14,079
Ferrari	67	12,301
FinecoBank Banca Fineco	773	9,251
Intesa Sanpaolo	7,102	13,248
Moncler	166	7,120
UniCredit	1,138	10,811
		89,831
Japan − 5.61%
Advantest	200	10,702
Ajinomoto	548	13,328
Asahi Group Holdings	390	12,777

NQ-IV922 [6/22] 8/22 (2352523)    3

Schedule of investments
Delaware Ivy ProShares MSCI ACWI Index Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Astellas Pharma	1,001	$ 15,604
Canon *	477	10,846
Central Japan Railway	115	13,269
Dai-ichi Life Holdings	526	9,731
Daiichi Sankyo	686	17,378
Daikin Industries	74	11,863
Daiwa House Industry	536	12,491
Daiwa Securities Group *	2,001	8,937
Denso	191	10,147
East Japan Railway	307	15,698
FANUC	91	14,246
Fast Retailing	31	16,240
FUJIFILM Holdings	194	10,406
Fujitsu	82	10,253
Hitachi	293	13,903
Honda Motor	555	13,470
Hoya	182	15,540
ITOCHU *	528	14,270
Japan Real Estate Investment	3	13,797
Kao *	151	6,090
KDDI	650	20,547
Keyence	62	21,194
Kirin Holdings *	1,228	19,346
Kyocera	231	12,354
Lasertec	53	6,309
M3	252	7,240
Mitsubishi	575	17,108
Mitsubishi Chemical Holdings	2,320	12,602
Mitsubishi Electric	1,310	14,010
Mitsubishi UFJ Financial Group	3,592	19,310
Mitsui & Co.	588	12,977
Mitsui Fudosan	651	13,998
Mizuho Financial Group	1,275	14,500
MonotaRO	224	3,328
MS&AD Insurance Group Holdings	542	16,610
Murata Manufacturing	259	14,118
Nexon	182	3,726
Nidec	248	15,317
Nihon M&A Center Holdings	572	6,083
Nintendo	50	21,624
Nippon Building Fund	2	9,965
Nippon Telegraph & Telephone *	685	19,670
Nitori Holdings	134	12,735
Obic	93	13,154
Olympus	447	8,983
Open House Group	168	6,686
Oriental Land	109	15,200
ORIX	850	14,259
Otsuka Holdings *	383	13,600
Panasonic Holdings	1,248	10,086
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Recruit Holdings	492	$ 14,487
Secom	196	12,110
Seven & i Holdings	397	15,411
Shimadzu	153	4,838
Shin-Etsu Chemical	118	13,306
Shiseido	138	5,539
SMC	24	10,696
SoftBank	1,339	14,867
SoftBank Group	365	14,083
Sompo Holdings	329	14,508
Sony Group	399	32,628
Sumitomo	1,014	13,878
Sumitomo Mitsui Financial Group	501	14,888
Sysmex	145	8,727
Takeda Pharmaceutical	804	22,624
TDK	318	9,820
Terumo	312	9,400
Tokio Marine Holdings *	309	17,998
Tokyo Electron	59	19,264
Toshiba	254	10,324
Toyota Motor	3,255	50,380
Unicharm	273	9,135
Welcia Holdings	221	4,430
ZOZO	197	3,550
		1,034,516
Jordan − 0.03%
Hikma Pharmaceuticals	271	5,336
		5,336
Luxembourg − 0.12%
ArcelorMittal	590	13,300
Eurofins Scientific	103	8,104
		21,404
Macao − 0.06%
Galaxy Entertainment Group	875	5,219
Sands China †	2,352	5,611
		10,830
Malaysia − 0.17%
Malayan Banking	6,014	11,721
Nestle Malaysia	357	10,740
Press Metal Aluminium Holdings	8,608	9,297
		31,758
Mexico − 0.36%
America Movil Class L	19,193	19,642
Arca Continental	1,191	7,855
Fomento Economico Mexicano	2,265	15,288
Grupo Financiero Banorte Class O	1,942	10,855

4    NQ-IV922 [6/22] 8/22 (2352523)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Mexico (continued)
Grupo Mexico Class B	3,008	$ 12,536
		66,176
Netherlands − 1.32%
Adyen 144A #, †	9	13,091
Akzo Nobel	183	12,009
ASM International	13	3,250
ASML Holding (New York Shares)	121	57,803
Heineken	162	14,770
ING Groep	1,365	13,491
Koninklijke Ahold Delhaize	638	16,621
Koninklijke DSM	106	15,229
Koninklijke Philips	412	8,875
Shell	2,482	64,475
Universal Music Group	455	9,123
Wolters Kluwer	142	13,774
		242,511
New Zealand − 0.05%
Spark New Zealand ADR	672	10,046
		10,046
Norway − 0.22%
Aker BP *	144	5,002
Aker BP †	160	5,549
DNB Bank	789	14,142
Equinor	469	16,311
		41,004
Philippines − 0.05%
Bank of the Philippine Islands	5,980	9,223
		9,223
Poland − 0.09%
Polski Koncern Naftowy ORLEN	644	9,847
Powszechny Zaklad Ubezpieczen	1,134	7,586
		17,433
Portugal − 0.05%
EDP - Energias de Portugal	2,110	9,844
		9,844
Republic of Korea − 1.36%
Celltrion	84	11,548
Delivery Hero 144A #, *, †	143	5,360
Ecopro BM	28	2,448
Hana Financial Group	389	11,789
Hyundai Motor	117	16,265
Kakao	207	11,144
KB Financial Group	357	13,239
Korean Air Lines †	557	10,811
KT&G	53	3,355
L&F †	20	3,235
LG Chem	22	8,743
	Number of shares	Value (US $)
Common StocksΔ (continued)
Republic of Korea (continued)
LG Electronics	125	$ 8,501
LG Energy Solution †	6	1,714
NAVER	64	11,830
POSCO Holdings	62	11,007
Samsung Biologics #, †	4	2,434
Samsung Electronics	1,370	60,143
Samsung SDI	33	13,521
Shinhan Financial Group	565	16,122
SK Biopharmaceuticals †	92	5,307
SK Hynix	260	18,223
SK Innovation †	33	4,880
		251,619
Romania − 0.06%
NEPI Rockcastle	2,233	11,954
		11,954
Russia − 0.05%
Mobile TeleSystems PJSC ADR =	4,184	9,286
		9,286
Singapore − 0.59%
Capitaland Investment	4,548	12,505
DBS Group Holdings	771	16,471
Oversea-Chinese Banking	1,604	13,150
Sea ADR †	139	9,294
Singapore Exchange	2,549	17,357
Singapore Telecommunications	6,463	11,769
STMicroelectronics	400	12,575
United Overseas Bank	809	15,286
		108,407
South Africa − 0.46%
Anglo American	580	20,736
Capitec Bank Holdings	76	9,260
FirstRand *	4,381	16,796
MTN Group *	1,465	11,890
Naspers Class N	130	18,920
Sasol †	304	6,945
		84,547
Spain − 0.56%
Amadeus IT Group †	241	13,426
Banco Bilbao Vizcaya Argentaria	3,154	14,313
Banco Santander	7,250	20,422
Cellnex Telecom 144A #	165	6,403
Iberdrola	1,982	20,554
Industria de Diseno Textil	649	14,684
Telefonica *	2,681	13,664
		103,466
Sweden − 0.79%
Assa Abloy Class B	544	11,556

NQ-IV922 [6/22] 8/22 (2352523)    5

Schedule of investments
Delaware Ivy ProShares MSCI ACWI Index Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Sweden (continued)
Atlas Copco Class A	1,590	$ 14,854
Epiroc Class A	351	5,420
EQT	169	3,459
Essity Class B *	457	11,932
Evolution 144A #	94	8,547
Hexagon	1,053	10,937
Investor Class B	892	14,665
Sandvik	627	10,165
Skandinaviska Enskilda Banken Class A	1,194	11,718
Svenska Handelsbanken Class A *	1,302	11,126
Swedbank Class A *	670	8,469
Telefonaktiebolaget LM Ericsson Class B *	1,285	9,581
Volvo Class B *	830	12,850
		145,279
Switzerland − 1.76%
ABB	589	15,708
Alcon	229	15,995
Cie Financiere Richemont	160	17,037
Credit Suisse Group	1,432	8,130
Geberit	29	13,937
Givaudan	5	17,582
Holcim	241	10,313
Julius Baer Group	160	7,381
Logitech International	140	7,313
Lonza Group	32	17,062
Novartis	705	59,707
Partners Group Holding	15	13,516
Schindler Holding	36	6,565
SGS	7	16,022
Sika	54	12,444
Straumann Holding	80	9,608
Swatch Group	42	9,965
Swiss Prime Site	112	9,826
TE Connectivity	142	16,067
UBS Group	1,138	18,346
Zurich Insurance Group	49	21,311
		323,835
Taiwan − 1.96%
ASE Technology Holding	3,970	10,201
Cathay Financial Holding	5,391	9,229
Chailease Holding	943	6,612
China Development Financial Holding	12,095	5,980
China Steel	11,183	10,700
Chunghwa Telecom	1,865	7,652
CTBC Financial Holding	20,689	17,465
Delta Electronics	1,434	10,683
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan (continued)
E Ink Holdings	593	$ 3,759
E.Sun Financial Holding	6,372	6,215
Evergreen Marine Taiwan	1,103	3,138
Formosa Chemicals & Fibre	5,033	12,645
Formosa Plastics	4,432	16,173
Fubon Financial Holding	7,592	15,269
Hon Hai Precision Industry	7,108	26,057
MediaTek	756	16,552
Nan Ya Plastics	5,504	15,364
Novatek Microelectronics	580	5,891
Taishin Financial Holding	11,781	6,458
Taiwan Semiconductor Manufacturing	7,905	126,550
Uni-President Enterprises	8,328	18,766
United Microelectronics	7,275	9,579
		360,938
Thailand − 0.19%
Bangkok Dusit Medical Services NVDR	17,884	12,646
CP ALL NVDR	8,780	14,901
PTT NVDR	8,476	8,151
		35,698
Turkey − 0.06%
Akbank ADR	6,163	5,608
Turkcell Iletisim Hizmetleri ADR	2,358	5,895
		11,503
United Kingdom − 3.13%
3i Group	1,062	14,330
abrdn	2,696	5,246
Ashtead Group	238	9,963
AstraZeneca	537	70,599
Aviva	1,678	8,197
BAE Systems	1,611	16,281
Barclays	7,314	13,633
BP	6,552	30,970
British American Tobacco	784	33,589
Burberry Group	393	7,851
CK Hutchison Holdings	2,565	17,341
Compass Group	876	17,915
Croda International	158	12,448
Diageo	723	31,072
Entain †	324	4,910
Experian	438	12,828
HSBC Holdings	5,877	38,317
Linde	147	42,267
Lloyds Banking Group	29,984	15,443
London Stock Exchange Group	156	14,493
National Grid	1,208	15,470

6    NQ-IV922 [6/22] 8/22 (2352523)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Persimmon	443	$ 10,046
Reckitt Benckiser Group	288	21,631
RELX	486	13,169
Rolls-Royce Holdings †	2,964	2,993
Standard Chartered	1,533	11,544
Tesco	4,575	14,229
Unilever	793	35,920
Vodafone Group	13,598	20,966
WPP	1,281	12,858
		576,519
United States − 61.26%
3M	171	22,129
Abbott Laboratories	511	55,520
AbbVie	540	82,706
ABIOMED †	31	7,673
Accenture Class A	192	53,309
Activision Blizzard	255	19,854
Adobe †	144	52,713
Advanced Micro Devices †	520	39,764
Aflac	233	12,892
Agilent Technologies	113	13,421
Air Products and Chemicals	60	14,429
Airbnb Class A †	123	10,957
Albemarle	54	11,285
Alcoa	90	4,102
Alexandria Real Estate Equities	90	13,053
Align Technology †	33	7,810
Allstate	125	15,841
Alnylam Pharmaceuticals †	61	8,897
Alphabet Class A †	96	209,209
Alphabet Class C †	91	199,058
Altria Group	540	22,556
Amazon.com †	3,006	319,267
American Electric Power	152	14,583
American Express	191	26,476
American International Group	300	15,339
American Tower	132	33,738
American Water Works	86	12,794
Ameriprise Financial	65	15,449
AMETEK	138	15,165
Amgen	174	42,334
Amphenol Class A	213	13,713
Analog Devices	156	22,790
Annaly Capital Management	908	5,366
ANSYS †	49	11,725
Aon Class A	70	18,878
Apple	5,472	748,132
Applied Materials	273	24,838
Aptiv †	127	11,312
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Archer-Daniels-Midland	222	$ 17,227
Arista Networks †	108	10,124
Arthur J Gallagher & Co.	97	15,815
AT&T	2,336	48,963
Autodesk †	80	13,757
Automatic Data Processing	120	25,205
AutoZone †	6	12,895
AvalonBay Communities	64	12,432
Avantor †	339	10,543
Ball	192	13,204
Bank of America	2,201	68,517
Bank of New York Mellon	335	13,973
Bath & Body Works	171	4,603
Baxter International	204	13,103
Becton Dickinson and Co.	97	23,913
Bentley Systems Class B *	139	4,629
Berkshire Hathaway Class B †	391	106,751
Best Buy	123	8,018
Biogen †	64	13,052
BioMarin Pharmaceutical †	115	9,530
Bio-Rad Laboratories Class A †	8	3,960
Bio-Techne	28	9,706
BlackRock	47	28,625
Blackstone	197	17,972
Block †	161	9,895
Boeing †	207	28,301
Booking Holdings †	14	24,486
Boston Properties	116	10,322
Boston Scientific †	589	21,952
Bristol-Myers Squibb	709	54,593
Broadcom	124	60,240
Broadridge Financial Solutions	68	9,693
Brown-Forman Class B	195	13,681
Burlington Stores †	42	5,722
Cable One	3	3,868
Cadence Design Systems †	87	13,053
Caesars Entertainment †	107	4,098
Camden Property Trust	92	12,372
Capital One Financial	129	13,441
CarMax †	101	9,138
Carrier Global	324	11,554
Catalent †	100	10,729
Caterpillar	159	28,423
Cboe Global Markets	108	12,225
CBRE Group Class A †	148	10,894
CDW	48	7,563
Celanese	75	8,821
Centene †	204	17,260
Ceridian HCM Holding †	81	3,813
CF Industries Holdings	65	5,572

NQ-IV922 [6/22] 8/22 (2352523)    7

Schedule of investments
Delaware Ivy ProShares MSCI ACWI Index Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Charles Schwab	448	$ 28,305
Charter Communications Class A †	45	21,084
Cheniere Energy	114	15,165
Chevron	596	86,289
Chipotle Mexican Grill †	10	13,073
Chubb	122	23,983
Church & Dwight	152	14,084
Cigna	92	24,244
Cintas	36	13,447
Cisco Systems	1,158	49,377
Citigroup	632	29,066
Citizens Financial Group	356	12,706
Clorox	93	13,111
Cloudflare Class A †	109	4,769
CME Group	114	23,336
Coca-Cola	1,184	74,485
Cognizant Technology Solutions Class A	180	12,148
Colgate-Palmolive	207	16,589
Comcast Class A	1,411	55,368
Conagra Brands	480	16,435
ConocoPhillips	416	37,361
Consolidated Edison	150	14,265
Constellation Brands Class A	71	16,547
Constellation Energy	125	7,158
Copart †	126	13,691
Corning	370	11,659
Corteva	269	14,564
CoStar Group †	222	13,411
Costco Wholesale	148	70,933
Coterra Energy	300	7,737
Crowdstrike Holdings Class A †	76	12,811
Crown Castle International	146	24,584
CSX	682	19,819
Cummins	82	15,869
CVS Health	412	38,176
Danaher	191	48,422
Darden Restaurants	112	12,669
Datadog Class A †	119	11,334
Deere & Co.	82	24,557
Devon Energy	315	17,360
Dexcom †	172	12,819
Diamondback Energy	68	8,238
Digital Realty Trust	104	13,502
Discover Financial Services	136	12,863
DocuSign †	95	5,451
Dollar General	94	23,071
Dollar Tree †	101	15,741
Dominion Energy	282	22,506
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Domino's Pizza	29	$ 11,302
DoorDash Class A *, †	51	3,273
Dover	105	12,739
Dow	304	15,689
DR Horton	232	15,356
Duke Energy	226	24,229
Duke Realty	239	13,133
DuPont de Nemours	225	12,506
Eaton	127	16,001
eBay	261	10,876
Ecolab	104	15,991
Edison International	167	10,561
Edwards Lifesciences †	196	18,638
Electronic Arts	107	13,017
Elevance Health	71	34,263
Eli Lilly & Co.	241	78,139
Emerson Electric	185	14,715
Enphase Energy †	56	10,933
Entergy	139	15,657
EOG Resources	192	21,205
EPAM Systems †	21	6,190
Equifax	67	12,246
Equinix	27	17,740
Equity LifeStyle Properties	169	11,909
Equity Residential	158	11,411
Estee Lauder Class A	69	17,572
Etsy *, †	72	5,271
Eversource Energy	160	13,515
Exelon	298	13,505
Expedia Group †	74	7,017
Expeditors International of Washington	114	11,110
Extra Space Storage	81	13,780
Exxon Mobil	1,294	110,818
F5 †	39	5,969
Fastenal	273	13,628
FedEx	91	20,631
Ferguson	85	9,507
Fidelity National Financial	126	4,657
Fidelity National Information Services	222	20,351
Fifth Third Bancorp	366	12,298
First Republic Bank	75	10,815
FirstEnergy	397	15,241
Fiserv †	192	17,082
Fleetcor Technologies †	56	11,766
FMC	89	9,524
Ford Motor	1,328	14,781
Fortinet †	234	13,240
Fortive	232	12,616

8    NQ-IV922 [6/22] 8/22 (2352523)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Fox Class A	326	$ 10,484
Franklin Resources *	258	6,014
Freeport-McMoRan	551	16,122
Garmin	90	8,843
Gartner †	50	12,092
Generac Holdings †	33	6,949
General Dynamics	104	23,010
General Electric	321	20,438
General Mills	205	15,467
General Motors †	429	13,625
Genuine Parts	53	7,049
Gilead Sciences	409	25,280
Global Payments	139	15,379
Goldman Sachs Group	100	29,702
GSK	1,665	35,785
Hartford Financial Services Group	240	15,703
HCA Healthcare	88	14,789
Healthpeak Properties	524	13,577
Hershey	72	15,492
Hess	104	11,018
Hewlett Packard Enterprise	764	10,131
Hilton Worldwide Holdings	124	13,819
Hologic †	133	9,217
Home Depot	313	85,847
Honeywell International	198	34,414
Horizon Therapeutics †	78	6,221
HP	402	13,178
HubSpot †	20	6,013
Humana	33	15,446
Huntington Bancshares	1,127	13,558
IAC †	62	4,710
IDEXX Laboratories †	42	14,731
Illinois Tool Works	85	15,491
Illumina †	68	12,537
Incyte †	64	4,862
Ingersoll Rand	317	13,339
Insulet †	18	3,923
Intel	1,257	47,024
Intercontinental Exchange	177	16,645
International Business Machines	287	40,522
International Flavors & Fragrances	127	15,128
International Paper	312	13,051
Interpublic Group of Companies	304	8,369
Intuit	80	30,835
Intuitive Surgical †	123	24,687
Invitation Homes	408	14,517
IQVIA Holdings †	75	16,274
Jacobs Engineering Group	92	11,696
Johnson & Johnson	821	145,736
Johnson Controls International	277	13,263
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
JPMorgan Chase & Co.	890	$ 100,223
Juniper Networks	274	7,809
Kellogg	281	20,047
Keurig Dr Pepper	329	11,643
KeyCorp	571	9,838
Keysight Technologies †	96	13,234
Kimberly-Clark	116	15,677
Kinder Morgan	1,304	21,855
KKR & Co.	207	9,582
KLA	50	15,954
Kraft Heinz	342	13,044
Kroger	322	15,240
L3Harris Technologies	66	15,952
Laboratory Corp. of America Holdings	73	17,108
Lam Research	46	19,603
Leidos Holdings	50	5,036
Lennar Class A	195	13,761
Liberty Broadband Class C †	81	9,367
Live Nation Entertainment †	34	2,808
Lockheed Martin	75	32,247
Lowe's	217	37,903
Lululemon Athletica †	44	11,995
LyondellBasell Industries Class A	156	13,644
M&T Bank	84	13,389
Marathon Petroleum	235	19,319
Marriott International Class A	115	15,641
Marsh & McLennan	153	23,753
Martin Marietta Materials	41	12,269
Marvell Technology	303	13,190
Mastercard Class A	259	81,709
Match Group †	153	10,663
McCormick & Co.	212	17,649
McDonald's	214	52,832
McKesson	71	23,161
Medtronic	373	33,477
Merck & Co.	772	70,383
Meta Platforms Class A †	714	115,133
MetLife	222	13,939
Mettler-Toledo International †	12	13,785
Microchip Technology	293	17,017
Micron Technology	408	22,554
Microsoft	2,326	597,387
Moderna †	132	18,856
Molina Healthcare †	33	9,227
Mondelez International Class A	401	24,898
MongoDB †	37	9,602
Monolithic Power Systems	24	9,217
Monster Beverage †	173	16,037
Moody's	52	14,142

NQ-IV922 [6/22] 8/22 (2352523)    9

Schedule of investments
Delaware Ivy ProShares MSCI ACWI Index Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Morgan Stanley	422	$ 32,097
Mosaic	172	8,124
Motorola Solutions	69	14,462
MSCI	41	16,898
Nasdaq	70	10,678
Nestle	812	94,788
Netflix †	135	23,607
Newmont	259	15,455
NextEra Energy	603	46,708
NIKE Class B	407	41,595
Nordson	62	12,551
Norfolk Southern	75	17,047
Northern Trust	131	12,639
Northrop Grumman	44	21,057
Nucor	133	13,887
NVIDIA	776	117,634
Occidental Petroleum	366	21,550
Okta †	78	7,051
Old Dominion Freight Line	50	12,814
Omnicom Group	143	9,096
ON Semiconductor *, †	214	10,766
ONEOK	269	14,930
Oracle	505	35,284
O'Reilly Automotive †	21	13,267
Otis Worldwide	207	14,629
PACCAR	198	16,303
Packaging Corp of America	106	14,575
Palantir Technologies Class A *, †	790	7,165
Palo Alto Networks †	34	16,794
Paramount Global Class B	226	5,578
Parker-Hannifin	61	15,009
Paychex	121	13,778
Paycom Software †	30	8,404
PayPal Holdings †	318	22,209
PepsiCo	396	65,997
PerkinElmer	59	8,391
Pfizer	1,707	89,498
Philip Morris International	474	46,803
Phillips 66	154	12,626
Pinterest Class A †	267	4,849
Pioneer Natural Resources	96	21,416
Plug Power *, †	278	4,606
PNC Financial Services Group	128	20,195
Pool	31	10,888
PPG Industries	90	10,291
PPL	533	14,460
Procter & Gamble	694	99,790
Progressive	182	21,161
Prologis	217	25,530
Prudential Financial	143	13,682
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Public Service Enterprise Group	240	$ 15,187
Public Storage	49	15,321
QUALCOMM	344	43,943
Raymond James Financial	103	9,209
Raytheon Technologies	524	50,362
Realty Income	228	15,563
Regeneron Pharmaceuticals †	39	23,054
Regions Financial	520	9,750
Republic Services	81	10,600
ResMed	71	14,884
ROBLOX Class A †	120	3,943
Roche Holding	210	70,073
Roche Holding	6	2,315
Rockwell Automation	52	10,364
Roku *, †	56	4,600
Roper Technologies	34	13,418
Ross Stores	201	14,116
Royal Caribbean Cruises †	120	4,189
S&P Global	93	31,347
Salesforce †	314	51,823
SBA Communications	48	15,362
Schlumberger	779	27,857
Schneider Electric	161	19,049
Seagate Technology Holdings	113	8,073
Seagen †	65	11,501
Sempra Energy	91	13,675
ServiceNow †	58	27,580
Sherwin-Williams	79	17,689
Signature Bank	22	3,943
Simon Property Group	142	13,479
Skyworks Solutions	116	10,746
Snap Class A †	572	7,510
Snowflake Class A †	97	13,489
SolarEdge Technologies †	33	9,031
Southern	303	21,607
Splunk †	86	7,608
Stanley Black & Decker	136	14,261
Starbucks	336	25,667
State Street	192	11,837
Stellantis	970	11,987
STERIS	72	14,843
Stryker	97	19,296
Sun Communities	78	12,430
SVB Financial Group †	28	11,060
Swiss Re	128	9,919
Synchrony Financial	357	9,860
Synopsys †	59	17,918
Sysco	159	13,469
T Rowe Price Group	98	11,134
Target	176	24,857

10    NQ-IV922 [6/22] 8/22 (2352523)

(Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Teledyne Technologies †	21	$ 7,877
Tesla †	272	183,170
Texas Instruments	274	42,100
Thermo Fisher Scientific	112	60,847
TJX	391	21,837
T-Mobile US †	199	26,773
Tractor Supply	65	12,600
Trade Desk Class A †	185	7,750
Trane Technologies	98	12,727
TransDigm Group †	28	15,027
TransUnion	117	9,359
Travelers	94	15,898
Trimble †	213	12,403
Truist Financial	418	19,826
Twilio Class A †	95	7,962
Twitter †	340	12,713
Tyson Foods Class A	180	15,491
Uber Technologies †	631	12,910
UDR	276	12,707
Ulta Beauty †	12	4,626
Union Pacific	177	37,751
United Parcel Service Class B	196	35,778
United Rentals †	15	3,644
UnitedHealth Group	277	142,276
US Bancorp	415	19,098
Valero Energy	155	16,473
Veeva Systems Class A †	71	14,061
Ventas	232	11,932
Verisk Analytics	92	15,924
Verizon Communications	1,307	66,330
Vertex Pharmaceuticals †	98	27,615
Visa Class A *	491	96,673
VMware Class A	78	8,890
Vulcan Materials	84	11,936
Walgreens Boots Alliance	321	12,166
Walmart	529	64,316
Walt Disney †	568	53,619
Warner Bros Discovery †	311	4,174
Waste Connections	145	17,974
Waste Management	114	17,440
Waters †	37	12,246
WEC Energy Group	141	14,190
Wells Fargo & Co.	1,213	47,513
Welltower	181	14,905
West Pharmaceutical Services	43	13,002
Western Digital †	142	6,366
Weyerhaeuser	403	13,347
Williams	522	16,292
Willis Towers Watson	74	14,607
Workday Class A †	80	11,166
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
WW Grainger	7	$ 3,181
Xcel Energy	210	14,860
Xylem	144	11,258
Yum! Brands	137	15,551
Zebra Technologies Class A †	33	9,700
Zimmer Biomet Holdings	112	11,767
Zoetis	144	24,752
Zoom Video Communications Class A †	99	10,689
Zscaler *, †	48	7,176
		11,293,350
Total Common Stocks (cost $12,396,377)		18,268,521

Preferred Stocks – 0.49%Δ
Brazil − 0.27%
Banco Bradesco 3.49% ω	3,559	11,690
Itau Unibanco Holding 2.53% ω	3,200	13,880
Itausa 5.13% ω	7,868	12,539
Petroleo Brasileiro 17.29% ω	2,109	11,251
		49,360
Germany − 0.13%
Henkel AG & Co. 3.06% ω	176	10,842
Volkswagen 3.05% ω	93	12,418
		23,260
Republic of Korea − 0.09%
Samsung Electronics 2.56% ω	431	17,261
		17,261
Total Preferred Stocks (cost $96,349)		89,881

Rights – 0.00%Δ
Taiwan − 0.00%
Taishin Financial Holding †	232	0
Total Rights (cost $0)		0

Warrants – 0.00%Δ
Thailand − 0.00%
BTS Group Holdings exercise price $0.49, expiration date 9/5/22 †	1	0
BTS Group Holdings exercise price $0.55, expiration date 11/7/24 †	1	0
Total Warrants (cost $0)		0
Total Value of Securities Before Securities Lending Collateral−99.58% (cost $12,492,726)		18,358,402

NQ-IV922 [6/22] 8/22 (2352523)    11

Schedule of investments
Delaware Ivy ProShares MSCI ACWI Index Fund   (Unaudited)
	Number of shares	Value (US $)

Securities Lending Collateral – 0.98%
Money Market Mutual Fund − 0.98%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	180,421	$ 180,421
Total Securities Lending Collateral (cost $180,421)		180,421
Total Value of Securities−100.56% (cost $12,673,147)		18,538,823■
Obligation to Return Securities Lending Collateral — (0.98%)	(180,421)
Receivables and Other Assets Net of Liabilities — 0.42%	77,946
Net Assets Applicable to 1,948,054 Shares Outstanding — 100.00%	$18,436,348
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $186,652, which represents 1.01% of the Fund's net assets.
*	Fully or partially on loan.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
■	Includes $363,736 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $251,706.
12    NQ-IV922 [6/22] 8/22 (2352523)

(Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	(27,660)	USD	19,115	7/5/22	$23	$—
BNYM	CAD	(51,527)	USD	40,052	7/5/22	21	—
BNYM	CHF	(24,227)	USD	25,400	7/5/22	16	—
BNYM	EUR	(87,625)	USD	91,857	7/5/22	2	—
BNYM	GBP	(32,710)	USD	39,830	7/5/22	11	—
BNYM	HKD	(370,676)	USD	47,233	7/5/22	—	(14)
BNYM	JPY	(11,879,804)	USD	87,602	7/5/22	22	—
BNYM	NOK	(48,669)	USD	4,943	7/5/22	2	—
BNYM	SEK	(35,073)	USD	3,431	7/5/22	2	—
BNYM	SGD	(11,350)	USD	8,168	7/5/22	—	(1)
Total Foreign Currency Exchange Contracts						$99	$(15)
The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
GDR – Global Depositary Receipt
MSCI – Morgan Stanley Capital International
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
SEK – Swedish Krona
SGD – Singapore Dollar
TWD – New Taiwan Dollar
USD – US Dollar
NQ-IV922 [6/22] 8/22 (2352523)    13